Condensed Statements of Operations - USD ($)	2 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2014	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015
Revenues:
Consulting fees				$ 1,766
Operating Expenses:
General & administrative expenses	1,232	$ 3,082	$ 5,252	18,495
Professional fees	30,000	5,049		18,228
Total Operating expenses	31,232	8,131	5,252	36,723
Interest and amortization expense	1,847		8,490	8,489
Loss before Income Tax	(33,079)	(8,131)	(13,742)	(43,446)
Income Tax Provision
Net Loss for the Period	$ (33,079)	$ (8,131)	$ (13,742)	$ (43,446)
Basic and diluted loss per common share	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Weighted average number of common shares outstanding
Basic and Diluted	12,356,462	14,323,479	12,816,906	12,816,906